BUSINESS COMBINATION - Fair values of the identifiable intangible assets with definite lives acquired (Details) - Vimeo Inc. - Magisto $ in Thousands	May 28, 2019 USD ($)
Business Acquisition [Line Items]
Total identifiable intangible assets with definite lives acquired	$ 25,900
Customer relationships
Business Acquisition [Line Items]
Total identifiable intangible assets with definite lives acquired	$ 13,800
Weighted Average Useful Life	4 years
Developed technology
Business Acquisition [Line Items]
Total identifiable intangible assets with definite lives acquired	$ 10,100
Weighted Average Useful Life	4 years
Trade names and trademarks
Business Acquisition [Line Items]
Total identifiable intangible assets with definite lives acquired	$ 2,000
Weighted Average Useful Life	2 years